ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
Employees and payroll accruals	$ 357	$ 480
Government authorities	542	82
Accrued vacation pay	128	170
Accrued expenses	2,152	418
Factoring advance payments	180	151
Capital leases - current portion	252
Other	204	33
Total accrued expenses and other accounts payable	$ 3,815	$ 1,334